Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2018
Summary Of Significant Accounting Policies [Line Items]
Value added tax and other tax receivable	$ 15,089	$ 24,088
Impairment of long-lived assets		7,804	$ 45,186
Tangible asset impairment charges	7,697	12,343	50,886
Accounts payable for outsourcing	2,241	2,142
Sale of properties, equipment and restaurant businesses	71,712	14,332	1,969
Advances related to pending sales of property and equipment and restaurant businesses	34,341	4,939
Company-Operated Franchise [Member]
Summary Of Significant Accounting Policies [Line Items]
Advertising expense	117,250	122,920	146,363
Franchisee [Member]
Summary Of Significant Accounting Policies [Line Items]
Advertising expense	$ 36,374	$ 35,131	$ 44,828
Internal Used Software [Member]
Summary Of Significant Accounting Policies [Line Items]
Finite-lived intangible asset, useful life	3 years
Minimum [Member] | Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	3 years
Maximum [Member] | Building [Member]
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	40 years
Maximum [Member] | Equipment [Member]
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, useful life	12 years
Forecast [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Deferred income				$ 4,000
Forecast [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Deferred income				$ 6,000